Shareholders' Equity - Common Stock (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - $ / shares		8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 25, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Number of Class A common stock issued upon conversion of each share (in shares)		1	1
Class A ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		0	0	0
Common stock, shares outstanding		0	0	0
Common Stock Shares Outstanding Including Temporary Equity			30,530,301	30,530,301
Common Stock Shares Issued Including Temporary Equity		30,530,301	30,530,301	30,530,301
Temporary Equity, Shares Outstanding		30,530,301	30,530,301	30,530,301
Class B ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of votes per share		$ 1	$ 1	$ 1
Shares forfeited	992,425
Common stock, shares issued		7,632,575	7,632,575	7,632,575
Common stock, shares outstanding		7,632,575	7,632,575	7,632,575
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%		20.00%
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)		20.00%	20.00%